Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2015	Sep. 30, 2014	Sep. 29, 2015	Sep. 30, 2014	Dec. 30, 2014	Dec. 31, 2013
Current
Federal					$ 0	$ 0
State and local					24
Total current expense					24
Deferred expense
Federal					254
State and local					21
Total deferred expense			$ 2,089		275
Provision for income taxes	$ 522	$ 0	$ 2,089	$ 0	$ 299